Net interest income	12 Months Ended
Dec. 31, 2025
Disclosure of interest income (expense) [Abstract]
Net interest income	Note 5: Net interest income

	2025 £m	2024 £m	2023 £m
Interest income:
Loans and advances to banks	2,657	3,508	4,172
Loans and advances to customers	23,756	23,242	20,419
Reverse repurchase agreements	2,336	2,685	2,044
Debt securities	658	779	559
Financial assets held at amortised cost	29,407	30,214	27,194
Financial assets at fair value through other comprehensive income	1,342	1,074	857
Total interest income[1]	30,749	31,288	28,051
Interest expense:
Deposits from banks	(244)	(225)	(213)
Customer deposits	(9,257)	(10,132)	(7,148)
Repurchase agreements at amortised cost	(1,984)	(2,392)	(2,397)
Debt securities in issue at amortised cost[2]	(5,299)	(5,493)	(4,253)
Lease liabilities	(28)	(31)	(30)
Subordinated liabilities	(707)	(738)	(712)
Total interest expense	(17,519)	(19,011)	(14,753)
Net interest income	13,230	12,277	13,298
1Includes £1,213 million (2024: £1,104 million; 2023: £923 million) in respect of finance lease receivables.
2The impact of the Group’s hedging arrangements is included on this line.
Net interest income includes a debit of £1,869 million (2024: debit of £2,597 million; 2023: debit of £1,838 million) transferred from the cash flow hedge reserve (see statement of comprehensive income).